Investments accounted for using equity method	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investments accounted for using equity method
12.	Investments accounted for using equity method

Associates	December 31, 2020	December 31, 2021
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	250,769	304,437
Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”)	3,020,908	3,596,012

	3,271,677	3,900,449

a)	The carrying amount of the Group’s interests in all individually immaterial associates and the Group’s share of the operating results are summarized below:
As of December 31, 2020 and 2021, the carrying amount of the Group’s individually immaterial associates amounted to $3,271,677 thousand and $3,900,449 thousand, respectively.

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
(Loss) profit for the year from continuing operations	(154,926)	(147,329)	625,733
Other comprehensive income, net of income tax	5,732	23,143	28,843

Total comprehensive (loss) income	(149,194)	(124,186)	654,576

b)	JMC has quoted market prices. As of December 31, 2020 and 2021, the fair value was NT$454,010 thousand and NT$468,950 thousand, respectively.

c)
To further strengthen financial structure, increase balance of working capital and reduce debt ratio, the Company’s Board of Directors adopted a resolution on April 2, 2019 to dispose of 9,100,000 common shares of JMC, which reduced the shareholding of equity investment in JMC to 10%. The disposal of shares was completed on April 8, 2019 for cash consideration of NT$1,180,179 thousand, and the Company recognized gain on disposal of investment in associates amounted to NT$973,609 thousand. JMC is still recognized as investment accounted for using equity method given that the Company retains significant influence by holding one seat in JMC’s Board of Directors.